Business developments	12 Months Ended
Dec. 31, 2013
Business developments
3 Business developments, significant shareholders and subsequent events

The Group’s significant business developments for the 2013 as well as the Group’s significant shareholders are discussed below.

Business developments

Divestitures

The following divestiture occurred in 2013 and was not presented as a discontinued operation:

In August 2013, the Group completed the sale of JO Hambro resulting in net releases of CHF 84 million in cumulative translation adjustments, which does not include the net gain on sale of CHF 28 million, reflected in Private Banking & Wealth Management.

> Refer to “Note 4 – Discontinued operations” for further information on business divestitures.

> Refer to “Note 25 – Accumulated other comprehensive income and additional share information” for further information.

Mergers and acquisitions

Credit Suisse announced an agreement to acquire Morgan Stanley’s private wealth management businesses in the Europe, Middle East and Africa (EMEA) region, excluding Switzerland. The business is based in the UK, Italy and Dubai, serving predominantly international >>>ultra-high-net-worth individuals (UHNWI) and >>>high-net-worth individual (HNWI) clients cross Europe. The acquisition, which was structured as an asset purchase for the businesses involved, partially closed in December 2013 and is expected to be completed during the course of 2014.

Introduction of non-strategic units

In the fourth quarter of 2013, the Group created non-strategic units within its Private Banking & Wealth Management and Investment Banking divisions and separated non-strategic items in the Corporate Center to further accelerate its reduction of capital and costs associated with non-strategic activities and positions and to shift resources to focus on its strategic businesses and growth initiatives.

Significant shareholders

In a disclosure notification that the Group published on April 6, 2013, the Group was notified that as of February 25, 2013, The Olayan Group, through its registered entity Crescent Holding GmbH, held 88.5 million shares, or 6.7%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from The Olayan Group relating to holdings of registered Group shares in 2013.

In a disclosure notification that the Group published on October 31, 2013, the Group was notified that as of October 23, 2013, Qatar Investment Authority, through its registered entity Qatar Holding LLC, held 82.0 million shares, or 5.2%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Qatar Investment Authority relating to holdings of registered Group shares in 2013.

In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.2%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Harris Associates L.P. relating to holdings of registered Group shares in 2013.

Subsequent events

In March 2014, the Group completed the spin-off of its DLJ Merchant Banking Partners business for no consideration to an entity controlled by members of current management. The Group will retain certain carried interest rights.

In March 2014, the Group required employees who hold outstanding 2011 Partner Asset Facility (PAF2) awards to reallocate their PAF2 awards. PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group terminated the PAF2 awards and exchanged them at fair value for other compensation awards.

> Refer to “Note 28 – Employee deferred compensation” for further information on the reallocation of PAF2 awards.

On March 21, 2014, the Group entered into an agreement with the Federal Housing Finance Agency (FHFA) to settle litigation claims related to the sale of approximately USD 16.6 billion of residential mortgage-backed securities between 2005 and 2007. Under the terms of the agreement, the Group will pay USD 885 million to resolve all claims in two pending securities lawsuits filed by the FHFA against Credit Suisse.

On April 3, 2014, the Group announced that its previously reported 2013 results were updated to reflect additional litigation provisions in connection with the US tax matter.

> Refer to “Note 38 – Litigation” for further information.

Bank
Business developments
3 Business developments and subsequent events

> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information.